Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 5,784		$ 162,933	$ 303,449
Investments held in the trust account	12,589,176		14,648,926	$ 18,276,649
Federal depository insurance coverage	250,000		250,000
Offering costs	$ 9,562,126		$ 9,562,126
Effective tax rate			(23.15%)	75.48%
Statutory tax rate			21.00%	21.00%
United States [Member]
Summary of Significant Accounting Policies [Line Items]
Effective tax rate	(8.52%)	456.16%
Statutory tax rate	21.00%	21.00%
Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Sale of stock units (in Shares)	13,831,230		13,831,230